Other operational gain	6 Months Ended
Jun. 30, 2017
Other Operational Gain [Abstract]
Other operational gain:
11.      Other operational gain:
During the six-month period ended June 30, 2017, the Company recognized other operational gain of $2,461, mainly consisting of an amount of $2,141 resulting from a cash settlement of a commercial dispute.